Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity.
Common shares issued and authorized

in thousands of shares	Dec 31, 2022	Dec 31, 2021	Jan 1, 2021
Common shares as of Jan 1, fully paid	22,568	22,118	19,862
Issued shares	4,998	—	2,000
Exercise of options	30	450	256
Common shares issued as of Dec 31, fully paid	27,596	22,568	22,118

in thousands of shares	Dec 31, 2022	Dec 31, 2021	Dec 31, 2020
Authorized common shares of EUR 0.12 each	79,000	79,000	79,000